Digital Assets - Schedule of Additional Information About USDe Digital Assets (Details) - USDe [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Crypto Asset, Activity [Line Items]
Opening balance
Purchases of USDe from exchange of USDT	500,000
Exchange of USDe into USDT	(500,000)
Ending balance